Securities - Summary of Debt Securities by Risk Rating (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Debt securities	$ 232,927
Allowance for credit losses on debt securities at amortized cost	75
Debt securities, net of allowance	232,852
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	232,628
Allowance for credit losses on debt securities at amortized cost	1
Debt securities, net of allowance	232,627
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	65
Allowance for credit losses on debt securities at amortized cost	4
Debt securities, net of allowance	61
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	234
Allowance for credit losses on debt securities at amortized cost	70
Debt securities, net of allowance	164
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	230,488
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	230,488
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,194
Non investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	2,140
Non investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	54
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	11
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	11
Default [member]
Disclosure of financial assets [line items]
Debt securities	234
Default [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	$ 234